Form N-CSR Cover	12 Months Ended
Nov. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	true
Amendment Description	Explanatory Note: The Registrant is filing this amendment to its Form N-CSR (the "Amendment") for the period ended November 30, 2024 originally filed with the Securities and Exchange Commission on January 29, 2025 (Accession Number 0000811860-25-000004). The sole purpose of the Amendment is to correct the Renewal of Investment Advisory Contract. Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing.
Registrant Name	SATURNA INVESTMENT TRUST
Entity Central Index Key	0000811860
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024